Significant accounting policies (Details 3)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Country of domicile [member] | Banco Itau B B A [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Brazil
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Banco Itau Consignado S.A. [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Brazil
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Banco Itaucard S.A [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Brazil
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Cia. Itau de Capitalizacao [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Brazil
Activity	Premium Bonds
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Dibens Leasing S.A. - Arrendamento Mercantil [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Brazil
Activity	Leasing
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Financeira Itau CBD S.A. Credito, Financiamento e Investimento [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Brazil
Activity	Consumer finance credit
Interest in voting capital	50.00%	50.00%
Interest in total capital	50.00%	50.00%
Country of domicile [member] | Hipercard Banco Multiplo S.A. [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Brazil
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%
Country of domicile [member] | Itau Corretora de Valores S.A. [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Brazil
Activity	Securities Broker
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Itau Seguros S.A. [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Brazil
Activity	Insurance
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Itau Unibanco SA [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Brazil
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Itau Vida e Previdencia S.A. [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Brazil
Activity	Pension plan
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Country of domicile [member] | Luizacred S.A. Sociedade de Credito, Financiamento e Investimento [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Brazil
Activity	Consumer finance credit
Interest in voting capital	50.00%	50.00%
Interest in total capital	50.00%	50.00%
Country of domicile [member] | Redecard Instituio de Pagamento S.A. [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Brazil
Activity	Acquirer
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Foreign countries [member] | Itau Corpbanca Colombia S.A. [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Colombia
Activity	Financial institution
Interest in voting capital	67.06%	65.27%
Interest in total capital	67.06%	65.27%
Functional currency	Colombian peso
Foreign countries [member] | Banco Itau (Suisse) SA [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Switzerland
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Functional currency	Swiss franc
Foreign countries [member] | Banco Itau Argentina S.A. [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Argentina
Activity	Financial institution
Interest in voting capital		100.00%
Interest in total capital		100.00%
Functional currency	Argentine peso
Foreign countries [member] | Banco Itau Paraguay S.A. [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Paraguay
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Functional currency	Guarani
Foreign countries [member] | Banco Itau Uruguay S.A. [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Uruguay
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Functional currency	Uruguayan peso
Foreign countries [member] | Itau Bank, Ltd. [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Cayman Islands
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Functional currency	Real
Foreign countries [member] | Itau BBA International plc [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	United Kingdom
Activity	Financial institution
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Functional currency	US Dollar
Foreign countries [member] | Itau BBA USA Securities Inc. [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	United States
Activity	Securities Broker
Interest in voting capital	100.00%	100.00%
Interest in total capital	100.00%	100.00%
Functional currency	US Dollar
Foreign countries [member] | Itau Corpbanca [Member]
IfrsStatementLineItems [Line Items]
Incorporation country	Chile
Activity	Financial institution
Interest in voting capital	67.42%	65.62%
Interest in total capital	67.42%	65.62%
Functional currency	Chilean peso